Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 13.9	€ 1.3
Acquisition related costs	€ 0.4	€ 2.4